Segments And Nature Of Business (Tables)	12 Months Ended
Dec. 31, 2014
Segments And Nature Of Business [Abstract]
Service Revenues And Sales And After-Tax Earnings By Business Segment

	For the Years Ended December 31,
	2014	2013	2012
Revenues by Type of Service
VITAS
Routine homecare	$810,413	$791,735	$778,776
Continuous care	152,206	155,409	172,063
General inpatient	102,876	104,968	114,494
Medicare cap	(1,290)	(6,999)	1,704
Total segment	1,064,205	1,045,113	1,067,037
Roto-Rooter
Sewer and drain cleaning	141,078	141,283	138,500
Plumbing repair and maintenance	174,993	168,942	171,890
Independent contractors	36,496	33,030	28,522
Water restoration	18,480	3,042	414
Other products and services	21,030	21,919	23,680
Total segment	392,077	368,216	363,006
Total service revenues and sales	$1,456,282	$1,413,329	$1,430,043
Aftertax Segment Earnings/(Loss)
VITAS	$86,185	$76,144	$86,577
Roto-Rooter	42,075	29,243	30,905
Total	128,260	105,387	117,482
Corporate	(28,943)	(28,160)	(28,178)
Net income	$99,317	$77,227	$89,304
Interest Income
VITAS	$6,111	$5,038	$3,883
Roto-Rooter	2,931	2,096	1,647
Total	9,042	7,134	5,530
Corporate	10	56	76
Intercompany eliminations	(9,081)	(6,343)	(4,797)
Total interest income	$(29)	$847	$809
Interest Expense
VITAS	$207	$182	$233
Roto-Rooter	363	322	433
Total	570	504	666
Corporate	7,616	14,531	14,057
Total interest expense	$8,186	$15,035	$14,723

	For the Years Ended December 31,
	2014	2013	2012
Income Tax Provision
VITAS	$53,278	$46,910	$53,092
Roto-Rooter	25,808	17,560	18,770
Total	79,086	64,470	71,862
Corporate	(15,649)	(17,868)	(15,347)
Total income tax provision	$63,437	$46,602	$56,515
Identifiable Assets
VITAS	$546,031	$518,316	$519,555
Roto-Rooter	251,407	241,679	224,735
Total	797,438	759,995	744,290
Corporate	62,494	133,706	115,336
Total identifiable assets	$859,932	$893,701	$859,626
Additions to Long-Lived Assets
VITAS	$21,880	$16,219	$24,735
Roto-Rooter	21,595	15,202	16,132
Total	43,475	31,421	40,867
Corporate	346	160	285
Total additions to long-lived assets	$43,821	$31,581	$41,152
Depreciation and Amortization
VITAS	$19,635	$20,251	$19,043
Roto-Rooter	11,227	9,621	9,029
Total	30,862	29,872	28,072
Corporate	2,210	2,516	2,449
Total depreciation and amortization	$33,072	$32,388	$30,521